Leases - Schedule of lease liabilities (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Lease liabilities [abstract]
Current portion	¥ 376	¥ 384
Non-current portion	901	1,277
Total	¥ 1,277	¥ 1,661